Stock Options	12 Months Ended
Dec. 31, 2018
Stock Options [Abstract]
STOCK OPTIONS

NOTE 12 – STOCK OPTIONS

On January 11, 2016, the Company’s Board of Directors approved and adopted the Todos Medical Ltd. 2015 Israeli Share Option Plan (the “2015 Plan”), pursuant to which the Board may award options to purchase its ordinary shares to designated participants. Subject to the terms and conditions of the 2015 Plan, the Board of Directors has full authority in its discretion, from time to time and at any time, to determine (i) the designate participants; (ii) the terms and provisions of the respective Option Agreements, including, but not limited to, the number of Options to be granted to each Optionee, the number of Shares to be covered by each Option, provisions concerning the time and the extent to which the Options may be exercised and the nature and duration of restrictions as to the transferability or restrictions constituting substantial risk of forfeiture and to cancel or suspend awards, as necessary; (iii) determine the Fair Market Value of the Shares covered by each Option; (iv) make an election as to the type of Approved 102 Option under Israeli IRS law; (v) designate the type of Options; (vi) take any measures, and to take actions, as deemed necessary or advisable for the administration and implementation of the 2015 Plan; (vii) interpret the provisions of the 2015 Plan and to amend from time to time the terms of the 2015 Plan.

The 2015 Plan permits the grant of up to 6,000,000 options to purchase ordinary shares subject to adjustments set in the 2015 Plan. As of December 31, 2018, there were 4,241,685 ordinary shares available for future issuance under the 2015 Plan.

The following table presents the Company’s stock option activity for employees and directors of the Company for the years ended December 31, 2018 and December 31, 2017:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	1,758,315	0.0026
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2018	1,758,315	0.0026
Number of options exercisable at December 31, 2018	1,137,731	0.0026

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	2,068,605	0.0026
Granted	-	-
Exercised	(81,432)	0.0026
Forfeited or expired	(228,858)	-
Outstanding at December 31, 2017	1,758,315	0.0026
Number of options exercisable at December 31, 2017	827,443	0.0026

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

Years ended December 31,
2016
Dividend yield	0
Expected volatility (%) (*)	100%
Risk-free interest rate (%)	1%
Expected term (years) (**)	2.5
Exercise price (US dollars)	0.0026
Stock price (US dollars) (***)	0.15

(*)	Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.

(**)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method” in accordance with SEC Staff Accounting Bulletin No. 110.

(***)	The Common Stock price, per share reflects the Company’s management’s estimation of the fair value per share of Common Stock. In reaching its estimation for 2016 grants, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 11F above)

Costs incurred in respect of stock-based compensation for employees and directors, for the years ended December 31, 2018, 2017 and 2016 amounted to $47,672, $113,758 and 210,180, respectively.

The following table summarizes information about options to employees, officers and directors outstanding at December 31, 2018 under the plan:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Exercise Price
0.0026	1,758,315	2.03	1,137,731	0.0026

As of December 31, 2018, the aggregate intrinsic value for the options exercisable according to $0.094 price per share was $103,989 with a weighted average remaining contractual life of 2.03 years.